Leases (Details) - Schedule of Lease Expense - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expense [Abstract]
Amortization of right-of-use assets				$ 3,075
Interest on lease liabilities	152,659	203,115	469,140	637,164
Operating lease cost	127,399	135,301	387,681	408,713
Short term lease cost	43,691	21,744	123,364	82,494
Total lease cost	$ 323,749	$ 360,160	$ 980,185	$ 1,131,446